Short-Term Investments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-Term Investments [Abstract]
Short-term investments	¥ 2,062,818,597		¥ 847,927,125		$ 293,480,907
Invested a total amount	1,758,687,490	$ 250,211,628
Redeemed total amount	(666,272,061)	(94,791,723)	¥ (658,600,174)	¥ (290,192,464)
Unrealized Gain (Loss) on Investments	¥ 122,476,043	$ 17,424,887